CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	CNY (¥)	USD ($)	Ordinary shares [Member] CNY (¥) shares	Additional paid in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Retained earnings (Accumulated losses) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Beginning Balance at Dec. 31, 2015	¥ 4,351,797,289		¥ 17,711	¥ 2,924,336,179	¥ 351,763,271	¥ 12,582,041	¥ (13,875,553)	¥ 1,047,044,597	¥ 29,929,043
Beginning Balance (in shares) at Dec. 31, 2015 | shares			127,197,130				(1,723,200)
Share-based compensation expense	55,580,335		¥ 0	55,580,335	0	0	¥ 0	0	0
Appropriation to statutory reserves	0		0	0	26,813,016	0	0	(26,813,016)	0
Foreign currency exchange translation adjustment	(15,875,336)		0	0	0	(15,875,336)	0	0	0
Exercise of share options	11,412,169		¥ 117	11,412,052	0	0	0	0	0
Exercise of share options (in shares) | shares			877,264
Accretion to redemption value of redeemable Non-controlling interests	(142,701,878)		¥ 0	0	0	0	0	(142,701,878)	0
Net income	988,658,586		0	0	0	0	0	983,684,432	4,974,154
Ending Balance at Sep. 30, 2016	5,248,871,165		¥ 17,828	2,991,328,566	378,576,287	(3,293,295)	¥ (13,875,553)	1,861,214,135	34,903,197
Ending Balance (in shares) at Sep. 30, 2016 | shares			128,074,394				(1,723,200)
Beginning Balance at Dec. 31, 2016	6,460,212,997		¥ 17,881	3,145,262,253	466,252,857	104,784,173	¥ (13,875,553)	2,758,267,275	(495,889)
Beginning Balance (in shares) at Dec. 31, 2016 | shares			128,456,466				(1,723,200)
Share-based compensation expense	45,867,991		¥ 0	45,867,991	0	0	¥ 0	0	0
Appropriation to statutory reserves	0		0	0	0	0	0	0	0
Foreign currency exchange translation adjustment	(65,179,841)	$ (9,796,618)	0	0	0	(65,179,841)	0	0	0
Exercise of share options	63,793,669		¥ 471	63,793,198	0	0	0	0	0
Exercise of share options (in shares) | shares			3,452,808
Accretion to redemption value of redeemable Non-controlling interests	0	0
Net income	118,830,685	17,860,413	¥ 0	0	0	0	0	119,233,526	(402,841)
Ending Balance at Sep. 30, 2017	¥ 6,623,525,501	$ 995,524,853	¥ 18,352	¥ 3,254,923,442	¥ 466,252,857	¥ 39,604,332	¥ (13,875,553)	¥ 2,877,500,801	¥ (898,730)
Ending Balance (in shares) at Sep. 30, 2017 | shares			131,909,274				(1,723,200)